UNIT-BASED COMPENSATION - Cash-settled BPY Awards (Details) - Cash-Settled Share-Based Payment Arrangement	6 Months Ended			12 Months Ended
	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares $ / shares	Jun. 30, 2021 shares ft² $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2020 shares ft² $ / shares
Number of options
Outstanding, beginning of period (in shares)	573,690		573,690	603,891
Granted (in shares) | shares	0			0
Exercised (in shares) | shares	0			0
Expired/forfeited (in shares) | shares	0			(30,201)
Outstanding, end of period (in shares)	573,690		573,690	573,690		573,690
Exercisable, end of period (in shares) | shares	573,690	573,690	573,690	573,690	573,690	573,690
Weighted average exercise price
Outstanding, beginning balance (in usd per share)		$ 21.75			$ 21.55
Granted (in usd per share)		0			0
Exercised (in usd per share)		0			0
Forfeited (in usd per share)		0			18.09
Outstanding, end of period (in usd per share)		21.75			21.75
Exercisable, end of period (in usd per share)	$ 21.75	$ 21.75	$ 21.75	$ 21.75	$ 21.75	$ 21.75